Equity and Partners' Capital - Additional Information (details) (USD $) In Millions, except Share data, unless otherwise specified			12 Months Ended	1 Months Ended										12 Months Ended						3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Western Gas Partners [Member]	Dec. 31, 2013 Western Gas Partners [Member]		May 31, 2013 Western Gas Partners [Member]		Jun. 30, 2012 Western Gas Partners [Member]		Sep. 30, 2011 Western Gas Partners [Member]		Mar. 31, 2011 Western Gas Partners [Member]		Dec. 31, 2013 Common Units [Member] Western Gas Partners [Member]	Dec. 31, 2013 Common Units [Member] Public [Member]	Dec. 31, 2013 Common Units [Member] Public [Member] Western Gas Partners [Member]	Dec. 31, 2013 Common Units [Member] Anadarko [Member]	Dec. 31, 2013 Common Units [Member] Anadarko Marcellus Midstream [Member] Western Gas Partners [Member]	Dec. 31, 2013 Incentive Distribution Rights [Member] Western Gas Partners [Member]	Dec. 31, 2013 Continuous Offering Program [Member] Western Gas Partners [Member]	Dec. 31, 2013 Continuous Offering Program [Member] Western Gas Partners [Member]	Aug. 31, 2012 Continuous Offering Program [Member] Western Gas Partners [Member]	Dec. 31, 2013 Continuous Offering Program [Member] Common Units [Member] Western Gas Partners [Member]	Dec. 31, 2013 Continuous Offering Program [Member] Common Units [Member] Western Gas Partners [Member]	Dec. 31, 2013 Continuous Offering Program [Member] Common Units [Member] Western Gas Partners [Member]	Dec. 31, 2012 IPO [Member]
Schedule of Investments [Line Items]
Shares Issued, Price Per Share				$ 61.51	[1]	$ 61.18		$ 43.88		$ 35.86		$ 35.15														$ 22.00
Units owned	218,895,515	218,895,515												49,296,205	19,758,150	67,577,478	199,137,365	449,129
Ownership interest														41.20%	9.00%	56.40%	91.00%	0.40%
General partner units owned			2,394,345
General partner's interest			2.00%																100.00%
Maximum aggregate principal of common stock																						$ 125.0
Common units issued				4,500,000	[1],[2]	7,015,000	[2]	5,000,000	[2]	5,750,000	[2]	3,852,813	[2]										642,385	685,735	685,735
Average price per unit																				$ 60.83	$ 60.84
Gross proceeds																				39.9	42.6
Offering expenses																				$ 0.9	$ 1.0

[1]	Excludes the issuance of 300,000 WES common units on January 3, 2014, pursuant to the partial exercise of the underwriters’ over-allotment option, and the corresponding issuance of 6,122 general partner units of WES to WES GP in exchange for WES GP’s proportionate capital contribution to maintain its 2.0% general partner interest. Total net proceeds for the partial exercise of the underwriters’ over-allotment option (including the WES GP’s proportionate capital contribution) were $18.3 million.
[2]	Includes the issuance of 302,813 WES common units, 750,000 WES common units and 915,000 WES common units pursuant to the full exercise of the underwriters’ over-allotment option granted in connection with the March 2011, September 2011 and May 2013 equity offerings, respectively.